Roundhill Video Games ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.4%
Computers — 1.7%
Keywords Studios PLC (b)	17,084	$438,247

Internet — 4.1%
NCSoft Corp. (b)	2,315	559,859
Webzen, Inc. (a)(b)	22,936	238,065
Wemade Co., Ltd. (b)	8,234	263,589
		1,061,513
Software — 72.2% (d)
AppLovin Corp. - Class A (a)	23,738	462,653
Capcom Co., Ltd. (b)	28,200	709,164
CD Projekt SA (b)	23,327	473,247
COLOPL, Inc. (b)	66,800	313,821
Com2uS Corp. (b)	5,957	321,854
DeNA Co., Ltd. (b)	29,600	374,026
Electronic Arts, Inc.	23,910	2,766,626
Embracer Group AB (a)(b)(e)	117,334	702,577
Frontier Developments PLC (a)(b)	19,875	296,854
Gree, Inc. (b)	53,400	325,023
GungHo Online Entertainment, Inc. (b)	25,100	385,834
IGG, Inc. (a)(b)	880,000	271,290
International Games System Co., Ltd. (b)	31,681	359,229
Kakao Games Corp. (a)(b)	11,647	347,204
Koei Tecmo Holdings Co., Ltd. (b)	28,400	465,992
Konami Group Corp. (b)	12,900	595,336
Krafton, Inc. (a)(b)	4,514	662,571
Mixi, Inc. (b)	21,100	334,259
Netmarble Corp. (b)(f)	8,282	296,964
Nexon Co., Ltd. (b)	50,000	881,550
Paradox Interactive AB (b)	22,948	367,354
Pearl Abyss Corp. (a)(b)	10,333	336,922
ROBLOX Corp. - Class A (a)	48,177	1,726,664
Rovio Entertainment Oyj (b)	56,281	313,998
Sega Sammy Holdings, Inc. (b)	29,900	406,737
Square Enix Holdings Co., Ltd. (b)	12,200	525,103
Stillfront Group AB (a)(b)	169,585	367,364
Take-Two Interactive Software, Inc. (a)	15,377	1,676,093
Team17 Group PLC (a)(b)	71,941	298,744
Ubisoft Entertainment SA (a)(b)	15,993	443,706
Unity Software, Inc. (a)	23,285	741,860
Wemade Max Co., Ltd. (a)(b)	20,745	202,998
		18,753,617
Toys/Games/Hobbies — 21.4%
Bandai Namco Holdings, Inc. (b)	14,000	912,377
Nintendo Co., Ltd. (b)	115,000	4,651,007
		5,563,384
TOTAL COMMON STOCKS (Cost $31,132,572)		25,816,761

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%
First American Government Obligations Fund, Class X, 2.74% (c)	530,349	530,349
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $530,349)		530,349

TOTAL INVESTMENTS (Cost $31,662,921) — 101.5%		26,347,110
Other assets and liabilities, net — (1.5)%		(384,878)
NET ASSETS — 100.0%		$25,962,232

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of September 30, 2022. The market values of securities out on loan is $562,060.
(f)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
Japan	41.9%
United States	28.4%
Republic of Korea	12.4%
Sweden	5.5%
United Kingdom	4.0%
Poland	1.8%
France	1.7%
Taiwan	1.4%
Finland	1.2%
Cayman Islands	1.1%
Total Country	99.4%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	2.1%
TOTAL INVESTMENTS	101.5%
Other assets and liabilities, net	-1.5%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$25,816,761	$-	$-	$25,816,761
Investments Purchased With Proceeds From Securities Lending	530,349	-	-	530,349
Total Investments - Assets	$26,347,110	$-	$-	$26,347,110

* See the Schedule of Investments for industry classifications.